Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income tax expenses exempted	$ 231,733	$ 163,121
Cumulative net operating loss	$ 3,554,000	1,486,000
Favorable income tax rate for Taizhou Fuling	15.00%
Operating loss carryforwards expiration date	Dec. 31, 2035
Valuation allowance	$ 625,742	$ 319,252
Percentage of current year R&D expense deducted from taxable income	150.00%
Share price, per share	$ 0.01	$ 0.01